EARNINGS PER SHARE (Schedule of Weighted Average Shares Used in Earnings Per Share) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,813	21,037	21,077